36. Related-party transactions (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related-party Transactions Details 2
Key Management personnel’s remuneration - Salaries	$ 169,749	$ 124,386	$ 85,063